Restructuring of Operations - Schedule of Restructuring Charges and Activity (Parenthetical) (Detail) (Brake North America and Asia group [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Brake North America and Asia group [Member]
Restructuring Cost and Reserve [Line Items]
Discontinued operations - Brake North America and Asia group	$ 1